UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment  ; Amendment Number:
This Amendment (Check only one.): 	is a restatement.
	 adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Stelac Advisory Services LLC
Address:598 Madison Avenue  5th Floor
	New York, NY 10022


Form 13F File Number: 28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Carlos M. Lopez-Ona
Title: 	Chief Financial Officer
Phone: 	212-920-3891

Signature, Place, and Date of Signing:

/s/Carlos M. Lopez-Ona			New York, NY 		July 30, 2012

Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

 	13F NOTICE.

 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F		File Number Name
28-


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: 27
Form 13F Information Table Value Total: $118,632
        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 		Form 13F File Number 	Name
NONE	  	28-NONE			NONE


FORM 13F INFORMATION TABLE

COLUMN 1		COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5	COLUMN 6	COLUMN 7	COLUMN 8

NAME 			TITLE		CUSIP		VALUE		SHRS OR SH/PUT	INVESTMENT	OTHER		VOTING AUTHORITY
OF ISSUER		OF cLASS			(X$1000)	PRN AMT CALL	DISCRETION	MANAGER		SOLE SHARED NONE


SPDR S&P 500 ETF 	COM		US78462F1030	27,859		204,547 SH	SHARED				NONE
JPMORGAN ALERIAN MLP	COM		US46625H3654	11,441 		295,174	SH	SHARED				NONE
VANGUARD INDEX FUNDS
EMMA ETF		COM		US9220428588	11,426 	        286,018	SH	SHARED				NONE
VANGUARD INDEX FUNDS
EUROPEAN ETF		COM		US9220428745	10,247 		239,240	SH	SHARED				NONE
GUGGENHEIM ETF TRUST
S&P 500 EQUAL WEIGHTED
INDEX FUND		COM		US78355W1062	9,493 	        191,702	SH	SHARED				NONE
ISHARES S&P EUROPE 350
ETF			COM		US4642878619	7,906 	        234,607 SH	SHARED				NONE
VANGUARD INDEX FUNDS
REIT ETF		COM		US9229085538	7,408 	        113,250	SH	SHARED				NONE
ISHARES DJ SELECT INDEX
DIVIDEND FUND		COM		US4642871689	5,809 	        103,374 SH	SHARED				NONE
ISHARES INC MSCI JAPAN
ETF			COM		US4642868487	5,588 	        593,879	SH	SHARED				NONE
SPDR DJ INDUSTRIAL
AVERAGE ETF TRUST	COM		US78467X1090	5,379 	        41,848 	SH	SHARED				NONE
ISHARES INC MSCI
PACIFIC EX-JAPAN ETF	COM		US4642866655	4,435 	        108,842 SH	SHARED				NONE
ISHARES INC MSCI
EMMA ETF		COM		US4642872349	2,156 	        55,014 	SH	SHARED				NONE
SPDR INDEX SHARES FUNDS
EMMA ASIA PAC ETF	COM		US78463X3017	2,102 	        30,516 	SH	SHARED				NONE
ISHARES DOW JONES US
REAL ESTATE ETF		COM		US4642877397	1,595 	        24,940 	SH	SHARED				NONE
ISHARES TRUST BARCLAYS
1-3 YEAR CREDIT BOND
FUND ETF		COM		US4642886463	1,466 	   	13,999 	SH	SHARED				NONE
ISHARES TRUST RUSSELL
2000 ETF		COM		US4642876555	1,112 	   	13,962 	SH	SHARED				NONE
ISHARES MSCI EAFE ETF	COM		US4642874659	575 	        11,500 	SH	SHARED				NONE
PFIZER INC		COM		US7170811035	488 	        21,200 	SH	SHARED				NONE
BANK OF AMERICA CORP	COM		US0605051046	432 	        52,850 	SH	SHARED				NONE
SPDR INDEX SHARES FUNDS
EMMA LATIN AMERICA ETF	COM		US78463X7075	370 	        5,411 	SH	SHARED				NONE
JP MORGAN CHASE & CO	COM		US46625H1005	345 	        9,650 	SH	SHARED				NONE
GENERAL ELECTRIC CO	COM		US3696041033	213 	        10,240 	SH	SHARED				NONE
ISHARES TRUST IBOXX
USD HIGH YIELD CORPORATE
BOND ETF		COM		US4642885135	183 	        2,009 	SH	SHARED				NONE
ISHARES MSCI EMU INDEX
FUND ETF		COM		US4642866085	180 	        6,550 	SH	SHARED				NONE
HEWLETT-PACKARD CO	COM		US4282361033	155 	        7,700 	SH	SHARED				NONE
SPDR INDEX SHARES FUNDS
EMMA MIDDLE EAST &
AFRICA ETF		COM		US78463X8065	142 	        2,143 	SH	SHARED				NONE
ISHARES TRUST JP MORGAN
USD EMMA BOND FUND ETF	COM		US4642882819	126 	        1,100 	SH	SHARED				NONE